SCHEDULE OF INVESTMENTS
Energy (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy
Integrated Oil & Gas – 4.8%
Chevron Corp.	7	$855
Suncor Energy, Inc.	30	957

		1,812

Oil & Gas Drilling – 3.6%
Patterson-UTI Energy, Inc.	84	715
Transocean, Inc.(A)	141	628

		1,343

Oil & Gas Equipment & Services – 26.4%
Baker Hughes, Inc.	43	997
C&J Energy Services, Inc.(A)	42	448
Cactus, Inc., Class A(A)	42	1,204
Core Laboratories N.V.	11	516
Dril-Quip, Inc.(A)	26	1,317
Frank’s International N.V.(A)	86	407
Halliburton Co.	46	868
Helix Energy Solutions Group, Inc.(A)	90	723
Liberty Oilfield Services, Inc., Class A	34	373
National Oilwell Varco, Inc.	17	360
ProPetro Holding Corp.(A)	53	483
Schlumberger Ltd.	33	1,111
TechnipFMC plc(A)	44	1,063

		9,870

Oil & Gas Exploration & Production – 34.5%
Canadian Natural Resources Ltd.	11	298
Centennial Resource Development, Inc., Class A(A)	46	207
Concho Resources, Inc.	23	1,535
ConocoPhillips	5	289
Continental Resources, Inc.	44	1,358
Diamondback Energy, Inc.	17	1,487
EOG Resources, Inc.	17	1,238
Kosmos Energy Ltd.	29	179
Marathon Oil Corp.	83	1,024
Oasis Petroleum LLC(A)	130	450
Parsley Energy, Inc., Class A	76	1,278
Pioneer Natural Resources Co.	12	1,533
Viper Energy Partners L.P.	28	762
WPX Energy, Inc.(A)	120	1,276

		12,914

Oil & Gas Refining & Marketing – 15.8%
Marathon Petroleum Corp.	26	1,582
PBF Energy, Inc., Class A	30	827
Phillips 66	18	1,801
Valero Energy Corp.	20	1,694

		5,904

Oil & Gas Storage & Transportation – 5.8%
Energy Transfer L.P.	24	313
Enterprise Products Partners L.P.	33	932
MPLX L.P.	9	240
Rattler Midstream L.P.(A)	37	665

		2,150

Total Energy - 90.9%		33,993

Industrials
Industrial Machinery – 2.3%
Apergy Corp.(A)	32	869

Total Industrials - 2.3%		869

Information Technology
Data Processing & Outsourced Services – 3.8%
Wright Express Corp.(A)	7	1,400

Total Information Technology - 3.8%		1,400

TOTAL COMMON STOCKS – 97.0%		$36,262

(Cost: $54,445)

SHORT-TERM SECURITIES	Principal
Master Note - 3.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(B)	$1,125	1,125

TOTAL SHORT-TERM SECURITIES – 3.0%		$1,125

(Cost: $1,125)

TOTAL INVESTMENT SECURITIES – 100.0%		$37,387

(Cost: $55,570)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(1)

NET ASSETS – 100.0%		$37,386

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$36,262	$—	$—
Short-Term Securities	—	1,125	—

Total	$36,262	$1,125	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$55,570

Gross unrealized appreciation	1,118
Gross unrealized depreciation	(19,301)

Net unrealized depreciation	$(18,183)